ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2024
Machinery And Equipments [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Assets estimated useful life	3 years
Machinery And Equipments [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Assets estimated useful life	10 years
Other Fixtures Fittings And Tools [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Assets estimated useful life	3 years
Other Fixtures Fittings And Tools [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Assets estimated useful life	15 years